IFRS 7 - Disclosure - Market Risk - Summary of Amortized Cost and Fair Values of Non-trading Equities (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity-accounted investments in associates	$ 206	$ 66
Amortized cost [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	525	730
Equity-accounted investments in associates	206	66
Total	731	796
Financial assets at fair value [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [line items]
Equity securities designated at FVOCI	522	836
Equity-accounted investments in associates	230	89
Total	$ 752	$ 925